Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following brief description of the Leidos, Inc. Retirement Plan (the “Plan”) is for general information purposes only. Participants should refer to the Plan document for more complete information regarding the Plan. Within these financial statements, Leidos, Inc. (the “Company”) refers to the sponsoring employer, and Leidos Holdings, Inc. (“Leidos”) refers to the publicly-traded parent of the sponsoring employer.
GENERAL
The Plan is a defined contribution plan sponsored by the Company and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is a defined contribution 401(k) plan with profit-sharing and employee stock ownership plan (“ESOP”) features. Contributions to the Plan from participants and the Company are held in a qualified retirement trust fund. The Leidos, Inc. Retirement Plans Committee is the Plan’s named fiduciary for purposes of Section 402(a) of ERISA.
Effective July 9, 2025, the Plan transitioned its recordkeeping and trustee services from The Vanguard Group, Inc. and Vanguard Fiduciary Trust Company ("Vanguard") to Empower Retirement, LLC and Empower Annuity Insurance Company of America ("Empower"). In connection with the transfer, all plan assets were transferred from Vanguard to Empower. The transfer was completed primarily on an in-kind basis. Participant account balances were transferred based on account values as of July 9, 2025. Participant transactions were temporarily restricted during the transition period.
INVESTMENT FUNDS
As of December 31, 2025 and 2024, the Plan held an interest in the Leidos, Inc. Master Trust (“Master Trust”).
ELIGIBILITY
Employees of the Company and its subsidiaries that have adopted the Plan are eligible to participate in the Plan. Employees must be in an eligible fringe benefit package to be eligible to receive Company matching 401(k) contributions, profit sharing contributions, and ESOP contributions. Employees may make elective contributions and receive Company matching 401(k) contributions upon commencing employment.
PARTICIPANT CONTRIBUTIONS
As defined by the Plan, participants may contribute up to 100% of their eligible compensation on a pre-tax basis unless designated as Roth deferrals and/or as traditional after-tax contributions, subject to statutory limitations. Participants who have attained the age of 50 before the end of the plan year are eligible to make catch-up contributions. Certain participants within their collective bargaining agreement with the Company may make an additional elective contribution that is deducted from their Cash or Deferral Agreement. Participants may also contribute amounts representing rollovers from other qualified plans. Participant contributions are invested according to participant direction into any of the available investment funds of the Plan. Participant contributions and rollovers to the Leidos Common Stock Fund are limited to a maximum 50% of the employee deferral or rollover, as applicable.
PLAN TRANSFERS
Effective December 31, 2025, the Kudu Dynamics 401(k) Retirement Plan merged into the Plan. In connection with the merger, assets totaling approximately $72,562,000, including participant notes receivable of $156,000 were liquidated from T. Rowe Price on December 31, 2025, transferred and accepted by Empower on January 2 and January 5, 2026, and formally settled on January 8, 2026.
EMPLOYER CONTRIBUTIONS
The Company may make discretionary contributions, which include matching 401(k) contributions, non-elective contributions, and ESOP contributions. Effective January 1, 2025, eligible participants may receive Company matching 401(k) contributions based on a maximum percentage of 100%, depending on fringe level, of the first 6% of eligible compensation contributed to the Plan with investments directed by each participant. Prior to January 1, 2025, eligible participants were eligible to receive Company matching 401(k) contributions based on a maximum percentage of 100%, depending on fringe level, of the first 5% of eligible compensation contributed to the Plan (a maximum match of 5%). These matching contributions were invested according to each participant’s direction through 2024.
The Company, at its discretion, may also make additional contributions to the Plan for the benefit of non-highly compensated participants in order to comply with Section 401(k)(3) of the Internal Revenue Code. The Company made no additional contributions for the benefit of non-highly compensated participants for the year ended December 31, 2025. Matching 401(k)
company contributions to the Plan for the year ended December 31, 2025, were made in cash and transfers from the forfeiture account.
PARTICIPANT ACCOUNTS
In accordance with Plan provisions, individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s contributions, and if eligible, allocations of Company discretionary contributions. Allocations are based on participant eligible compensation, as defined in the Plan document. Participant accounts also reflect changes from investment income and losses and from distributions. The benefit to which a participant is entitled is the vested balance of his or her account.
VESTING AND FORFEITURES
Effective January 1, 2025, eligible participants who perform at least one hour of service on or after January 1, 2025, become 100% vested in all Company matching contributions, profit sharing, non-elective contributions, and ESOP contributions. Participants who terminated employment before January 1, 2025, and did not work an hour of service on or after that date are not eligible for the accelerated vesting.
Prior to January 1, 2025, a participant’s elective deferrals and rollover contributions, together with all related earnings, vested immediately. Company contributions were vested under a graded schedule: participants earned 25% vesting for each of the first two calendar years in which they completed at least 850 hours of service and became fully vested after three years of vesting service, as defined by the Plan. While employed, participants also became fully vested in Company contributions upon reaching age 59½, experiencing a permanent disability, or death. Upon termination of employment, any portion of Company contributions that remained unvested was forfeited when the participant took a full distribution or after five consecutive one‑year breaks in service.
Forfeitures may be applied to future Company matching 401(k) contributions, to provide reinstatement due to military leave, to increase profit sharing contributions, or to pay Plan expenses. During the year ended December 31, 2025, the Company applied forfeited non-vested amounts of approximately $3,071,000 primarily toward Company matching 401(k) contributions. As of December 31, 2025 and 2024, forfeited non-vested accounts available for application by the Company totaled approximately $1,658,000 and $744,000, respectively.
NOTES RECEIVABLE FROM PARTICIPANTS
Participants may borrow up to 50% of their vested account balance, up to a maximum of $50,000. Loan repayment periods may not exceed 60 months except for loans used to acquire a principal residence, in which case the repayment period may not exceed 30 years. The loans are secured by the vested account balance in the participant’s account and bear interest at a rate commensurate with local prevailing rates as determined monthly by the Plan administrator. The loans are recorded at amortized cost, which is the remaining unpaid principal balance plus any accrued but unpaid interest. Principal and interest are collected ratably through payroll deductions or through direct payments from terminated employees who have loans. Delinquent loans are reclassified as distributions based upon the terms of the Plan. As of December 31, 2025, outstanding loans bear interest at rates ranging from 4.25% to 9.50% and have maturities from January 2026 through January 2056. As of December 31, 2024, outstanding loans had interest at rates ranging from 4.25% to 9.50% and maturities from January 2025 through November 2054.
DISTRIBUTIONS TO PARTICIPANTS
Effective July 9, 2025, for vested account balances greater than $0.01 but less than $7,000, the participant’s balance will automatically be rolled over to an IRA following the close of the quarter in which the participant terminates employment. The balance will be invested in an Empower Target Date Fund, unless the participant elects a distribution within the required timeframe.
Prior to July 9, 2025, vested balances of $1,000 or less, participants received their entire balance in a single lump sum within 16 calendar months following termination of employment with the Company. For balances over $1,000 and up to $5,000, participants elected either a cash distribution or a rollover to another eligible plan within 16 calendar months following termination. If no election was made, the balance was automatically rolled over to a Vanguard Individual Retirement Account ("IRA"). For vested balances greater than $5,000, no distribution was made unless the participant elected to receive one after terminating employment with the Company.
Regardless of the existing account balance, distributions are made to participants who die or become permanently disabled while employed by the Company. After attaining age 59-1/2, a participant may make withdrawals even if still employed by the Company. A participant may make withdrawals from the Plan to their rollover account prior to attaining age 59-1/2, after-tax account or if the participant incurs a financial hardship, as specified by the Plan. Former employees, regardless of their age, may elect to receive unlimited distributions in any given plan year, of all or a portion of their account balance.
TAX STATUS
The Internal Revenue Service (“IRS”) has determined and informed the Company by a letter dated February 21, 2024, that the Plan was designed in accordance with the applicable requirements of the Internal Revenue Code ("IRC") and that the Plan is exempt from federal income tax under Section 501(a) of the IRC. Accordingly, no provision for income taxes has been included in the Plan’s financial statements. Although the Plan has been amended since receiving the latest determination letter, the Plan administrator and the Plan’s tax counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC in all material respects. Therefore, the Company believes that the Plan was qualified, and the related trust is tax-exempt as of the financial statement dates.
Accounting principles generally accepted in the United States of America ("GAAP") require Plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service and other taxing authorities. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments were held in funds managed by affiliates of Vanguard, which served as the Plan’s trustee and record-keeper through July 8, 2025. Effective July 9, 2025, Empower was appointed as the Plan's trustee and record-keeper. These service providers qualify as party-in-interest transactions under ERISA. Fees paid to the record-keeper were approximately $1,635,000 for the year ended December 31, 2025. There were no amounts payable to the Plan’s record-keeper as of December 31, 2025 and 2024.
Members of the Company’s Retirement Committee are eligible to participate in the Plan. The Company pays directly any other fees related to the Plan’s operation. In addition, Charles Schwab is the custodian of selected assets, and therefore, transactions with these investments represent exempt party-in-interest transactions.
A portion of the Plan's assets are invested in common stock of the Company. While the holding and acquisition of employer securities is generally prohibited by ERISA, the Plan meets the exception in ERISA section 407(b), which permits the acquisition and holding of employer securities by an eligible individual account plan.
At December 31, 2025 and 2024, Leidos Holdings, Inc. common stock held by the Master Trust was as follows:

(in thousands)	2025	2024
Number of Shares	5,013	5,823
Cost Basis	$368,263	$289,536
Fair Value	$904,135	$838,435
TERMINATION OF THE PLAN
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions and to terminate the Plan at any time subject to the provisions of ERISA. Upon termination of the Plan, the participants become 100% vested in any unvested portion of their accounts.